INCOME TAXES (Tables)	12 Months Ended
Nov. 30, 2013
Income Taxes Tables
Components of net deferred tax assets, including a valuation allowance

Components of net deferred tax assets, including a valuation allowance, are as follows at November 30:

	November 30
	2013	2012
Deferred tax assets:
Net operating loss carry forwards	$16,380	$2,996
Valuation allowance	(16,380)	(2,996)
Total deferred tax assets	$-	$-

Reconciliation between the statutory rate and the effective tax rate	Reconciliation between the statutory rate and the effective tax rate is as follows at November 30:
2013 & 2012
Federal statutory tax rate	(35)%
Permanent difference and other	35%